Pension and Other Postretirement Benefits, Defined contribution plan (Details) - Contribution plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee savings plan	$ 53	$ 51	$ 48
Non-U.S. [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee savings plan	$ 8	$ 8	$ 8